The Prudential Insurance Company of America   Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department


                                              The Prudential Insurance Company
                                              of America
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560


                                              May 5, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re: The Prudential Variable Contract Real Property Account (Registration No. 33-20083)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 13 and (ii) that the text of Post-Effective Amendment No. 13 was filed electronically on April 12, 2000 (Accession No. 0000950130-00-002042).

                                By: /s/_________________
                                    Thomas C. Castano
                                    Assistant General Counsel
                                    The Prudential Insurance Company of America